Guggenheim Ultra Short Duration Fund Expense Example - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	487
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	860
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 860